Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Segment information
4.	Segment information

The chief operating decision maker has been identified as the General Manager for the CSA mine. The General Manager makes decisions with respect to allocation of resources and assesses performance of the Company. The Company is organized and operates in one single business segment focused on the mining and production of copper and silver from the CSA mine. The performance of the Company, being CSA mine operation, is assessed and managed in totality.

All sales are made to its single client, Glencore International AG in Switzerland and all assets are held in one geographical location, being the CSA mine site in Australia. Since the Company operates in one segment, all financial information required by “Segment Reporting” such as major customers, and the countries in which the entity holds material assets and reports revenue can be found in the accompanying financial statements.

4.	Segment information

The chief operating decision maker has been identified as the General Manager for the CSA mine. The General Manager makes decisions with respect to allocation of resources and assesses performance of the Company. The Company is organised and operates in one single business segment focused on the mining and production of copper and silver from the CSA mine. The performance of the Company, being CSA mine operation, is assessed and managed in totality.

All sales are made to its single client Glencore International AG in Switzerland and all assets are held in one geographical location, being the CSA mine site in Australia. Since the Company operates in one segment, all financial information required by “Segment Reporting” such as major customers, and the countries in which the entity holds material assets and reports revenue can be found in the accompanying financial statements.

4.	Segment information

The chief operating decision maker has been identified as the General Manager for the CSA mine. The General Manager makes decisions with respect to allocation of resources and assesses performance of the Company. The Company is organised and operates in one single business segment focused on the mining and production of copper and silver from the CSA mine. The performance of the Company, being CSA mine operation, is assessed and managed in totality.

All sales are made to its single client Glencore International AG in Switzerland and all assets are held in one geographical location, being the CSA mine site in Australia. Since the Company operates in one segment, all financial information required by “Segment Reporting” such as major customers, and the countries in which the entity holds material assets and reports revenue can be found in the accompanying financial statements.